Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flow Changes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows at beginning of year	$ 411	$ 832
Oil and gas sales during period net of production costs and royalties	(294)	(123)
Changes due to prices	975	(419)
Actual development costs during the period	141	57
Changes in forecast development costs	(412)	69
Changes resulting from extensions, infills and improved recovery	40	(2)
Changes resulting from discoveries	0
Changes resulting from acquisitions of reserves	70
Changes resulting from dispositions of reserves	0	(3)
Accretion of discount	41	83
Net change in income tax	7
Changes resulting from other changes and technical reserves revisions plus effects on timing	451	(83)
Standardized measure of discounted future net cash flows at end of year	$ 1,430	$ 411